OTHER INTANGIBLE ASSETS, NET - Schedule of Estimated Amortization Expense (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2023	$ 91,333
2024	70,720
2025	24,368
2026	16,179
2027	5,723
Thereafter	1,282
Estimated amortization expense	$ 209,605